Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	December 31,	December 31,
	2022	2021
Compensation and related benefits	$491,191	$459,178
Accrued preclinical and clinical trial expenses	953,252	955,013
Accrued manufacturing expenses	6,133	179,173
Other expenses	426,025	631,312
Accrued franchise tax	40,000	195,000
	$1,916,601	$2,419,676